USAA(R) logo appears here.




                               USAA INTERMEDIATE-TERM
                                              BOND Fund



                                      [Picture appears here.]



                               Semiannual Report

--------------------------------------------------------------------------------
January 31, 2002

Table of CONTENTS
-------------------------------------------------------------------------------

      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              6

      MANAGER'S COMMENTARY ON THE FUND                                 9

      PORTFOLIO HIGHLIGHTS                                            12

      FINANCIAL INFORMATION

         Portfolio of Investments                                     13

         Notes to Portfolio of Investments                            20

         Statement of Assets and Liabilities                          22

         Statement of Operations                                      23

         Statements of Changes in Net Assets                          24

         Notes to Financial Statements                                25

2

USAA
--------------------------------------------------------------------------------
                         Family of FUNDS


For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
         EQUITY                      MONEY MARKET                 INDEX
--------------------------------------------------------------------------------

    Aggressive Growth*               Money Market          Extended Market Index

     Capital Growth             Tax Exempt Money Market     Global Titans Index

    Emerging Markets          Treasury Money Market Trust    Nasdaq-100 Index

    First Start Growth           State Money Market           S&P 500 Index

         Growth              --------------------------------------------------
                                     TAXABLE BOND            ASSET ALLOCATION
     Growth & Income         --------------------------------------------------

      Income Stock                  GNMA Trust              Balanced Strategy

      International           High-Yield Opportunities     Cornerstone Strategy

Precious Metals and Minerals          Income             Growth and Tax Strategy

  Science & Technology         Intermediate-Term Bond        Growth Strategy*

     Small Cap Stock              Short-Term Bond           Income Strategy*

         Value               ---------------------------
                                   TAX-EXEMPT BOND
      World Growth           ---------------------------

                                     Long-Term

                                 Intermediate-Term

                                    Short-Term

                                 State Bond/Income      *CLOSED TO NEW INVESTORS

--------------------------------------------------------------------------------

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS 50 INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                         INFORMATION


               Your annual and semiannual report mailings are streamlined as part of our ongoing efforts to reduce expenses and respond to shareholder requests. We develop mailing lists using criteria such as address, member number, and surname to send one report to each household instead of sending one report to each registered owner. This practice is designed to reduce duplicate copies for many shareholders and their families and save paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to receive one report per registered account owner, you may request this in writing to:



               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours

               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA INTERMEDIATE-TERM BOND FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.



               USAA with the eagle is registered in the U.S. Patent & Trademark Office. (C)2002, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                         from the PRESIDENT


[Photograph of the President
and Vice Chairman of the Board,
Christopher W. Claus, appears
here.]


                                               "
                                     THE MORE THINGS CHANGE,

                                   THE MORE THEY STAY THE SAME.
                                               "


               And when it comes to the financial market, this popular saying is 100% correct. During the heady days of the 1990s, pundits declared that the U.S. economy was "recession-proof," that the market was so broad and diversified it could withstand slowdowns in particular sectors. The boom-and-bust cycle, they said, was a thing of the past.

               They were mistaken. If we've learned anything from the current market correction, it's that market cycles are a fact of life. We can use fiscal and monetary policy to affect their duration, but eventually one market cycle ends and another begins. The market will always be cyclical--just as tigers will always have stripes.

               This truth presents us with a challenge. During the bull market of the 1990s, investors became accustomed to returns of 20% or better. Because they could count on the market to help them put money away for the future, Americans saved less--only about 1% of their disposable income. Instead, they bought more goods and services, spending between 96% and 99% of their

....CONTINUED
--------------------------------------------------------------------------------


               disposable income. Now we are in a new market cycle, one in which investors have seen the performance of their portfolios drop. Over time, the market is likely to gravitate back to its historical rate of return of about 8% to 10%. But so far, our consumption and saving rates have remained unchanged.

               What does this mean?

               It means that we will not be able to meet our long-term goals by investment returns alone. We must save more and consume less. We should also protect ourselves against extremes in the market by using an asset allocation plan that includes a range of investments. Most of all, we must remain patient and let our plan--as well as our money--work for us.

               On behalf of the entire team at USAA Investments, I would like to thank you for trusting us to help you determine and plan your investment goals. We stand ready to assist you, and will continue to work hard on your behalf.


               Sincerely,


               /s/ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board




               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

6

INVESTMENT
--------------------------------------------------------------------------------
                         OVERVIEW


USAA INTERMEDIATE-TERM BOND FUND


OBJECTIVE
--------------------------------------------------------------------------------

               High current income without undue risk to principal.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Normally, at least 80% of the Fund's assets will be invested in a broad range of investment-grade debt securities with a dollar-weighted average portfolio maturity between three to 10 years.

--------------------------------------------------------------------------------
                                         1/31/02                7/31/01
--------------------------------------------------------------------------------
   Net Assets                         $194.4 Million        $136.5 Million
   Net Asset Value Per Share              $10.12                $10.41

--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/02
--------------------------------------------------------------------------------
  7/31/01 to 1/31/02*           1 YEAR               SINCE INCEPTION ON 8/2/99
        0.41%                    6.37%                         7.84%

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.


               TOTAL  RETURN  EQUALS  INCOME  YIELD PLUS SHARE PRICE  CHANGE AND
               ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DIS-TRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS.
               INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

....CONTINUED
--------------------------------------------------------------------------------


                       CUMULATIVE PERFORMANCE COMPARISON
                       ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund, the Lehman Brothers Aggregate Bond Index, the Lipper Intermediate Investment Grade Debt Funds Average, and the Lipper Intermediate Investment Grade Funds Index for the period of 08/02/1999 through 01/31/2002. The data points from the graph are as follows:


              USAA          LEHMAN BROTHERS   LIPPER INT. INV.  LIPPER INT. INV.
        INTERMEDIATE-TERM   AGGREGATE BOND      GRADE DEBT        GRADE FUNDS
            BOND FUND           INDEX          FUNDS AVERAGE         INDEX
        -----------------   ---------------   ----------------  ----------------

08/02/99    $10,000             $10,000            $10,000           $10,000
01/31/00     10,147              10,066             10,038            10,044
07/31/00     10,556              10,597             10,465            10,501
01/31/01     11,353              11,457             11,251            11,343
07/31/01     12,026              11,941             11,698            11,827
01/31/02     12,076              12,323             11,987            12,150



               DATA SINCE INCEPTION ON 8/2/99 THROUGH 1/31/02.



               See the following page for benchmark definitions.



               NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

8

....CONTINUED
--------------------------------------------------------------------------------
                         OVERVIEW


               The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund to the following benchmarks:

                  - The Lehman Brothers Aggregate Bond Index, an unmanaged index made up of the government/ corporate index, the mortgage-backed securities index, and the asset-backed securities index.

                  - The Lipper Intermediate Investment Grade Debt Funds Average,
                    the average performance level of all intermediate investment-grade debt funds, as reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

                  - The Lipper Intermediate  Investment Grade Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category.

MANAGER'S
--------------------------------------------------------------------------------
                         COMMENTARY on the Fund



[Photograph of the Portfolio Manager,
 Paul Lundmark, CFA, appears here.]



--------------------------------------------------------------------------------

               The 12-month dividend yield of your USAA Intermediate-Term Bond Fund was 6.80% for the six-month period ended January 31, 2002, compared to a 5.49% average yield for funds in the Lipper Intermediate Investment Grade Debt Funds category. Although the Fund's dividend yield compared favorably, the Fund's total return underperformed for the period versus its peers.

MARKET REVIEW

               Even before September 11, 2001, the economy had entered a recession that effectively ended the longest economic expansion in U.S. history. In an attempt to reignite economic growth, the Federal Reserve Board (the Fed) undertook an aggressive easing cycle. By early January 2002, it had cut short-term interest rates by 4.75% in 11 easing moves. The yields on overnight loans fell below 2%, while those on 10-year and 30-year Treasuries ended




               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               REFER TO PAGE 8 FOR THE LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE DEFINITION.

10

....CONTINUED
--------------------------------------------------------------------------------
                         COMMENTARY on the Fund


               the period at virtually the same level as before the first Fed ease in January 2001. With inflation relatively benign, investors have started to price in an economic recovery in 2002.

               November was a particularly tough month in the bond market and for the Fund. During the month, Enron bonds fell in value because of the meltdown at the company. Our holdings in Enron-related securities declined in value, which caused the Fund's value to fall. Once it became apparent that the company's merger with Dynegy was doomed, we quickly exited the position and absorbed a loss that had a short-term impact on the Fund's total return. The Fund no longer holds any Enron-related securities. We are outraged over the behavior of Enron's management and are exploring all legal alternatives for the Fund.

STRATEGY REVIEW

               We continue to emphasize the spread sectors--those parts of the fixed-income market that offer a yield advantage, or spread, over Treasury securities--because they provide a better risk/reward scenario than Treasuries. We hold corporate bonds in sectors that perform well in a weak economic environment. We continue to avoid sectors affected by the current economic slowdown, including airlines, lodging, cruise lines, auto parts, and retailers. We have added to our holdings in collateralized mortgage obligations
               (CMOs), which have stable cash flows. We also bought asset-backed securities that have cash-flow structures similar to corporate bonds. In addition, we hold Treasury inflation-protected securities (TIPS) as a defensive instrument. If inflation returns, the price of these bonds will rise.

....CONTINUED
--------------------------------------------------------------------------------


OUTLOOK

               We believe the Fed has reached the end of its easing cycle and is likely to remain on hold for the rest of the year. The economy appears to be in a period of slow growth, and inflation is mild. Although there is uncertainty regarding the timing of the economic recovery, we see signs that it may begin sometime during 2002.

               Speaking for our team of portfolio managers, traders, and analysts, it is a privilege to be given the opportunity to serve you. Thank you for your confidence and support.

12

PORTFOLIO
--------------------------------------------------------------------------------
                         HIGHLIGHTS


                                  PORTFOLIO MIX
                                     1/31/02

A pie chart is shown here depicting the Portfolio Mix as of January 31, 2002 of the USAA Intermediate-Term Bond Fund to be:

Corporate Obligations - 74.1%; Collateralized Mortgage Obligations - 16.2%; Commercial Mortgage-Backed Securities - 3.7%; U.S. Treasury Inflation-Indexed Notes - 4.3%; Cash Equivalents - 1.5%; and Asset-Backed Securities - 1.1%.



    PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-19.

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS


USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2002 (UNAUDITED)


CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         CORPORATE OBLIGATIONS - debt securities issued as a method of raising capital. Interest rates are constant to maturity. Prior to maturity, the market price of these securities generally varies inversely to the movement of interest rates.

         TREASURY INFLATION-INDEXED NOTES - securities that have been designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

         COMMERCIAL MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, AND ASSET-BACKED SECURITIES - securities that represent ownership in a pool of commercial or residential mortgages or other loans. They differ from conventional bonds in that principal is paid back to the investor or payments are made on the underlying mortgages or assets in the pool. Like other fixed-income securities, when interest rates rise, the value of these securities generally will decline. However, when interest rates decline, the value of these securities with prepayment features may not increase as much as other fixed-income securities.

         CASH EQUIVALENTS - consist of short-term obligations issued by banks, corporations, and U.S. government agencies. The interest rate is constant to maturity.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

         CP    Commercial Paper

         MTN   Medium-Term Note

14

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2002 (UNAUDITED)


PRINCIPAL                                            COUPON                   MARKET
   AMOUNT   SECURITY                                   RATE      MATURITY      VALUE
------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (74.1%)
            AIRLINES (0.5%)
   $1,000   Southwest Airlines Co., Pass-Through
              Certificates, Series 2001-1              5.50%   11/01/2006   $    991
------------------------------------------------------------------------------------
            AUTOMOBILE MANUFACTURERS (0.5%)
    1,000   General Motors Corp., Notes                7.20     1/15/2011      1,005
------------------------------------------------------------------------------------
            BANKS (4.6%)
    1,000   Compass Bank, MTN                          8.10     8/15/2009      1,091
    2,000   First Union Corp., Callable/Putable
              Subordinated Debentures                  6.18     2/15/2036      2,039
    2,000   Imperial Bancorp, Subordinated Capital
              Notes                                    8.50     4/01/2009      2,231
    1,000   Southtrust Bank, N.A., Callable/Putable
              Subordinated Notes                       6.57    12/15/2027      1,053
      500   Sovereign Bancorp, Inc., Senior Notes     10.25     5/15/2004        542
    1,950   Union Planters Bank, N.A.,
              Callable/Putable Subordinated Notes      6.50     3/15/2018      1,940
------------------------------------------------------------------------------------
                                                                               8,896
------------------------------------------------------------------------------------
            BUILDING PRODUCTS (0.5%)
    1,000   York International Corp., Senior Notes     6.63     8/15/2006      1,023
------------------------------------------------------------------------------------
            CONSUMER FINANCE (5.1%)
    2,000   Capital One Bank, Notes                    6.50     7/30/2004      2,002
    2,000   Capital One Financial Corp., Notes         7.25    12/01/2003      2,004
    1,000   Capital One Financial Corp.,
              Senior Notes                             7.25     5/01/2006        955
    2,000   Ford Motor Credit Co., Notes               7.38    10/28/2009      2,005
    1,000   Household Finance Corp., Senior Notes      6.50    11/15/2008        996
    2,000   Household Finance Corp., Notes             6.38    10/15/2011      1,940
------------------------------------------------------------------------------------
                                                                               9,902
------------------------------------------------------------------------------------
            DIVERSIFIED COMMERCIAL SERVICES (1.1%)
    2,000   Service Master Co., Notes                  7.88     8/15/2009      2,039
------------------------------------------------------------------------------------

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2002 (UNAUDITED)


PRINCIPAL                                            COUPON                   MARKET
   AMOUNT   SECURITY                                   RATE      MATURITY      VALUE
------------------------------------------------------------------------------------
            DIVERSIFIED FINANCIAL SERVICES (0.5%)
   $1,000   Merrill Lynch & Co., Inc., Redeemable
              Notes                                    6.88%   11/15/2018   $  1,008
------------------------------------------------------------------------------------
            DIVERSIFIED METALS & MINING (1.6%)
    2,000   Brascan Corp., Note                        8.13    12/15/2008      1,999
    1,000   EdperBrascan Corp., Notes (Canada)         7.13    12/16/2003      1,016
------------------------------------------------------------------------------------
                                                                               3,015
------------------------------------------------------------------------------------
            ELECTRIC UTILITIES (12.3%)
    5,500   Calpine Canada Energy Finance,
              Senior Notes                             8.50     5/01/2008      4,592
    2,000   Dominion Fiber Ventures, LLC, Senior
              Secured Notes                            7.05     3/15/2005      1,970
    2,000   Dominion Resources, Inc., VA, Bonds        8.13     6/15/2010      2,227
    5,000   El Paso Electric Co., Series E             9.40     5/01/2011      5,564
    1,000   Empire District Electric Co.,
              Senior Notes                             7.70    11/15/2004      1,067
    3,500   Pinnacle One Partners, L.P.,
              Senior Notes a                           8.83     8/15/2004      3,435
    5,000   PSE&G Energy Holdings, Inc.,
              Senior Notes                             8.63     2/15/2008      5,089
------------------------------------------------------------------------------------
                                                                              23,944
------------------------------------------------------------------------------------
            ELECTRICAL COMPONENTS & EQUIPMENT (1.0%)
    2,000   Avnet, Inc., Notes                         8.00    11/15/2006      2,003
------------------------------------------------------------------------------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
    1,000   EG&G, Inc., Notes                          6.80    10/15/2005      1,038
------------------------------------------------------------------------------------
            ENVIRONMENTAL SERVICES (1.6%)
    2,000   Waste Management, Inc., Senior Notes       6.50    11/15/2008      1,993
    1,000   Waste Management, Inc., Senior Notes       7.38     8/01/2010      1,036
------------------------------------------------------------------------------------
                                                                               3,029
------------------------------------------------------------------------------------
            FERTILIZERS & AGRICULTURAL CHEMICALS (1.1%)
    2,000   Agrium, Inc., Notes                        8.25     2/15/2011      2,048
------------------------------------------------------------------------------------

16

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2002 (UNAUDITED)


PRINCIPAL                                            COUPON                   MARKET
   AMOUNT   SECURITY                                   RATE      MATURITY      VALUE
------------------------------------------------------------------------------------
            FOREST PRODUCTS (1.0%)
   $2,000   Nexfor, Inc., Debentures                   8.13%    3/20/2008   $  2,022
------------------------------------------------------------------------------------
            GAS UTILITIES (4.6%)
    3,000   Gemstone Investor Ltd., Senior Secured
              Notes                                    7.71    10/31/2004      2,970
    2,000   Kinder Morgan Energy Partners, Notes       6.75     3/15/2011      2,017
    2,000   Limestone Electron Trust, Senior
              Secured Notes a                          8.63     3/15/2003      2,036
    2,000   Peoples Energy Corp., Notes a              6.90     1/15/2011      2,012
------------------------------------------------------------------------------------
                                                                               9,035
------------------------------------------------------------------------------------
            HEALTH CARE FACILITIES (2.6%)
    5,000   Healthsouth Corp., Senior Notes a          7.38    10/01/2006      5,025
------------------------------------------------------------------------------------
            HOMEBUILDING (2.1%)
    4,000   Pulte Corp., Senior Notes                  7.00    12/15/2003      4,078
------------------------------------------------------------------------------------
            INTEGRATED OIL & GAS (1.0%)
    2,000   Occidental Petroleum Corp., Senior Notes   5.88     1/15/2007      1,999
------------------------------------------------------------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (7.4%)
    2,000   Citizens Communications Co., Notes         9.25     5/15/2011      2,249
    2,000   Intermedia Communications, Inc., Senior
              Discount Notes, 9.32%/11.25%,
              7/15/2002 b                              9.32     7/15/2007      2,010
    6,000   Intermedia Communications, Inc., Senior
              Subordinated Discount Notes,
              8.21%/12.25%, 3/01/2004 b                8.21     3/01/2009      5,250
    3,000   Qwest Capital Funding, Inc., Notes         7.00     8/03/2009      2,881
    2,000   Qwest Capital Funding, Inc., Notes         7.25     2/15/2011      1,938
------------------------------------------------------------------------------------
                                                                              14,328
------------------------------------------------------------------------------------
            MEAT, POULTRY & FISH (2.8%)
    5,000   Tyson Foods, Inc., Notes a                 8.25    10/01/2011      5,356
------------------------------------------------------------------------------------
            MOVIES & ENTERTAINMENT (0.6%)
    1,000   Viacom, Inc., Senior Notes                 7.70     7/30/2010      1,082
------------------------------------------------------------------------------------


PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2002 (UNAUDITED)


PRINCIPAL                                            COUPON                   MARKET
   AMOUNT   SECURITY                                   RATE      MATURITY      VALUE
------------------------------------------------------------------------------------
            MULTI-UTILITIES (3.4%)
   $3,000   NRG Energy, Inc., Notes                    6.75%    7/15/2006   $  2,879
    4,000   WCG Note Trust Corp., Inc.,
              Senior Secured Notes a                   8.25     3/15/2004      3,795
------------------------------------------------------------------------------------
                                                                               6,674
------------------------------------------------------------------------------------
            OIL & GAS EXPLORATION & PRODUCTION (1.5%)
    2,000   Devon Financing Corp., ULC, Notes a        6.88     9/30/2011      1,974
    1,000   Woodside Finance Ltd., Notes a             6.60     4/15/2008      1,004
------------------------------------------------------------------------------------
                                                                               2,978
------------------------------------------------------------------------------------
            PAPER PACKAGING (1.6%)
    3,000   Pactiv Corp., Notes                        7.20    12/15/2005      3,098
------------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS (10.2%)
    3,105   American Health Properties, Inc., Notes    7.50     1/15/2007      3,183
    2,000   CarrAmerica Realty Corp., Senior Note      7.13     1/15/2012      2,027
    1,000   EOP Operating, L.P., Notes                 6.80     1/15/2009      1,022
    1,000   Health Care Properties Investors, Inc.,
              Senior Notes                             6.50     2/15/2006        994
    1,350   Health Care Properties Investors, Inc.,
              Callable/Putable Subordinated Notes      6.88     6/08/2015      1,361
    4,000   Nationwide Health Properties, Inc.,
              MTN, Series B                            7.60     5/10/2007      3,888
    4,000   Pan Pacific Retail Properties, Inc.,
              Notes                                    7.95     4/15/2011      4,047
    3,400   TriNet Corporate Realty Trust, Inc.,
              Notes                                    7.95     5/15/2006      3,360
------------------------------------------------------------------------------------
                                                                              19,882
------------------------------------------------------------------------------------
            TRUCKING (4.4%)
    3,000   AMERCO, Senior Notes                       7.20     4/01/2002      3,004
    2,500   AMERCO, Bond-Backed Asset Trust
              Certificates a                           7.14    10/15/2002      2,550
    3,000   AMERCO, Notes                              7.85     5/15/2003      3,041
------------------------------------------------------------------------------------
                                                                               8,595
------------------------------------------------------------------------------------
            Total corporate obligations (cost: $142,174)                     144,093
------------------------------------------------------------------------------------


18

PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2002 (UNAUDITED)


PRINCIPAL                                            COUPON                   MARKET
   AMOUNT   SECURITY                                   RATE      MATURITY      VALUE
------------------------------------------------------------------------------------
            U.S. TREASURY INFLATION-INDEXED NOTES (4.3%)

   $2,240   U.S. Treasury Inflation-Indexed Note       3.38%    1/15/2007   $  2,271
    6,116   U.S. Treasury Inflation-Indexed Note       3.50     1/15/2011      6,143
------------------------------------------------------------------------------------
            Total U.S. Treasury inflation-indexed notes (cost: $8,452)         8,414
------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (3.7%)

    2,000   Credit Suisse First Boston, Commercial
              Mortgage Pass-Through Certificates,
              Series 2001 CK1, Class A-2               6.25    10/18/2009      2,046
    3,000   GS Mortgage Securities, Commercial
              Mortgage Pass-Through Certificates,
              Series 2001 ROCK, Class A-2              6.62     5/03/2018      3,049
    2,000   TIAA CMBS 1 Trust, Commercial Mortgage
              Pass-Through Certificates, Series 2001
              C1A, Class A-3                           6.56     6/19/2026      2,078
------------------------------------------------------------------------------------
            Total commercial mortgage-backed securities (cost: $7,020)         7,173
------------------------------------------------------------------------------------
            ASSET-BACKED SECURITY (1.1%)

    2,000   Detroit Edison, Commercial Mortgage
              Pass-Through Certificates,
              Series 2001-1, Class A-4 (cost: $2,000)  6.19     3/01/2013      2,048
------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (16.2%)

    2,000   Federal Home Loan Mortgage Corp.,
              Series 2104 VN                           6.00     6/15/2015      1,994
    1,000   Federal Home Loan Mortgage Corp.,
              Series 2160 VC                           6.00     8/15/2013        992
    1,965   Federal Home Loan Mortgage Corp.,
              Series 2369 VG                           6.50    11/15/2011      2,025
    1,000   Federal Home Loan Mortgage Corp.,
              Series 2389 VH                           6.00    10/15/2018        969


PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2002 (UNAUDITED)


PRINCIPAL                                            COUPON                   MARKET
   AMOUNT   SECURITY                                   RATE      MATURITY      VALUE
------------------------------------------------------------------------------------
   $2,000   Federal Home Loan Mortgage Corp.,
              Series 2412 VA c                         6.50%   11/15/2012   $  2,056
    4,130   Federal Home Loan Mortgage Corp.,
              Series 2413 VA c                         6.50    11/15/2012      4,261
    2,000   Federal National Mortgage Assn.,
              Series 1998-36 VB                        6.00     4/18/2011      1,963
    1,000   Federal National Mortgage Assn.,
              Series 1999-25 VB                        6.00     4/25/2016        977
    1,000   Federal National Mortgage Assn.,
              Series 1999-56 D                         7.00    12/18/2014      1,037
    2,000   Federal National Mortgage Assn.,
              Series 2001-20 VB                        6.00     9/25/2017      1,952
    1,344   Federal National Mortgage Assn.,
              Series 2001-25 D                         6.00     2/25/2014      1,296
    3,000   Federal National Mortgage Assn.,
              Series 2001-29 VB                        6.50     8/25/2016      3,009
    2,900   Federal National Mortgage Assn.,
              Series 2001-34 V                         6.00     6/25/2012      2,928
    2,000   Federal National Mortgage Assn.,
              Series 2001-72 VB                        6.00     8/25/2015      1,934
    1,000   Government National Mortgage Assn.,
              Series 1999-14 VD                        6.00     3/20/2014        987
    1,000   Government National Mortgage Assn.,
              Series 2001-49 VB                        7.00    11/16/2016      1,021
    2,000   Government National Mortgage Assn.,
              Series 2002-4 VG                         6.50    11/16/2017      2,007
------------------------------------------------------------------------------------
            Total collateralized mortgage obligations (cost: $31,258)         31,408
------------------------------------------------------------------------------------
            CASH EQUIVALENT (1.5%)

    2,947   Houston Industries Finance, CP a,d
              (cost: $2,947)                           2.90     2/01/2002      2,947
------------------------------------------------------------------------------------
            TOTAL INVESTMENTS (COST: $193,851)                              $196,083
====================================================================================


20

NOTES
--------------------------------------------------------------------------------
                         to Portfolio of INVESTMENTS


USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2002 (UNAUDITED)


GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets.

         Callable/Putable Security - Provides the option for the underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. This mandatory put feature shortens the effective maturity of the security.

SPECIFIC NOTES
--------------------------------------------------------------------------------

             (a)Security is not  registered  under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Directors.

             (b)Stepped  coupon note initially  issued in zero-coupon  form that converts to coupon form at the specified rate and date. As of the end of this reporting period, the security is in zero-coupon form. Interest rates presented represent the zero-coupon effective yield at the date of purchase and the coupon rate after the conversion date.

             (c)At January  31,  2002,  the cost of  securities  purchased  on a when-issued basis was $6,381,000.


             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                         to Portfolio of INVESTMENTS
                         (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2002 (UNAUDITED)


             (d)Commercial  paper issued in reliance on the "private  placement"
                exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Directors.



             SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

STATEMENT
--------------------------------------------------------------------------------
                         of ASSETS and LIABILITIES
                         (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2002 (UNAUDITED)


ASSETS

   Investments in securities, at market value (identified cost
     of $193,851)                                                      $196,083
   Cash                                                                     238
   Receivables:
      Capital shares sold                                                   571
      Interest                                                            3,118
      Securities sold                                                     1,063
                                                                       --------
         Total assets                                                   201,073
                                                                       --------

LIABILITIES

   Securities purchased on a when-issued basis                            6,381
   Capital shares redeemed                                                   89
   USAA Transfer Agency Company                                              17
   Dividends on capital shares                                              219
                                                                       --------
         Total liabilities                                                6,706
                                                                       --------
            Net assets applicable to capital shares outstanding        $194,367
                                                                       ========

REPRESENTED BY:

   Paid-in capital                                                     $195,300
   Accumulated undistributed net investment income                            4
   Accumulated net realized loss on investments                          (3,169)
   Net unrealized appreciation of investments                             2,232
                                                                       --------
            Net assets applicable to capital shares outstanding        $194,367
                                                                       ========
   Capital shares outstanding                                            19,213
                                                                       ========
   Authorized shares of $.01 par value                                  100,000
                                                                       ========
   Net asset value, redemption price, and offering price per share     $  10.12
                                                                       ========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                         of OPERATIONS
                         (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2002 (UNAUDITED)


NET INVESTMENT INCOME

   Interest income                                                     $ 6,066
                                                                       -------
   Expenses:
      Management fees                                                      329
      Administrative and servicing fees                                    128
      Transfer agent's fees                                                 90
      Custodian's fees                                                      32
      Postage                                                                6
      Shareholder reporting fees                                             8
      Directors' fees                                                        2
      Registration fees                                                     36
      Professional fees                                                     11
      Other                                                                  3
                                                                       -------
         Total expenses before reimbursement                               645
      Expenses reimbursed                                                  (88)
      Expenses paid indirectly                                              (1)
                                                                       -------
         Net expenses                                                      556
                                                                       -------
            Net investment income                                        5,510
                                                                       -------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS

   Net realized loss on investments                                     (2,221)
   Change in net unrealized appreciation/depreciation                   (3,451)
                                                                       -------
            Net realized and unrealized loss                            (5,672)
                                                                       -------
Decrease in net assets resulting from operations                       $  (162)
                                                                       =======



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

STATEMENTS
--------------------------------------------------------------------------------
                         of Changes in NET ASSETS
                         (in thousands)

USAA INTERMEDIATE-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2002 (UNAUDITED),
AND YEAR ENDED JULY 31, 2001


                                                         1/31/2002    7/31/2001
                                                         ----------------------
FROM OPERATIONS

   Net investment income                                  $  5,510     $  6,210
   Net realized loss on investments                         (2,221)        (880)
   Change in net unrealized appreciation/depreciation
      of investments                                        (3,451)       6,350
                                                         ----------------------
      Increase (decrease) in net assets resulting
         from operations                                      (162)      11,680
                                                         ----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                    (5,509)      (6,272)
                                                         ----------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                86,460       92,083
   Reinvested dividends                                      4,236        4,712
   Cost of shares redeemed                                 (27,136)     (29,597)
                                                         ----------------------
      Increase in net assets from
         capital share transactions                         63,560       67,198
                                                         ----------------------
Net increase in net assets                                  57,889       72,606

NET ASSETS

   Beginning of period                                     136,478       63,872
                                                         ----------------------
   End of period                                         $ 194,367     $136,478
                                                         ======================
Accumulated undistributed net investment income:
   End of period                                         $       4     $      -
                                                         ======================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                               8,329        9,118
   Shares issued for dividends reinvested                      409          466
   Shares redeemed                                          (2,637)      (2,977)
                                                         ----------------------
      Increase in shares outstanding                         6,101        6,607
                                                         ======================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements


USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2002 (UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------


         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Intermediate-Term Bond Fund (the
         Fund). The Fund's investment objective is high current income without undue risk to principal.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Debt and government securities are valued each business day by a pricing service (the Service) approved by the Fund's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

26

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2002 (UNAUDITED)


               2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

               3. Securities  purchased  with  maturities of 60 days or less are stated at amortized cost, which approximates market value.

               4. Securities  that  cannot be valued  by the  methods  set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Company's Board of Directors.

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date  the  securities  are  purchased  or sold  (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

            D. EXPENSES PAID  INDIRECTLY - The Fund's  custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended January 31, 2002, custodian fee offset arrangements reduced expenses by $1,000.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2002 (UNAUDITED)


            E. SECURITIES  PURCHASED  ON A  WHEN-ISSUED  BASIS  -  Delivery  and
               payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2002, the Fund had entered into a net outstanding when-issued commitment of $6,381,000.

            F. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the
         Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

28

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2002 (UNAUDITED)


         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $948,000, which will expire between 2008 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2002, were $98,136,000 and $33,415,000, respectively.

         The cost of securities at January 31, 2002, for federal income tax purposes is approximately the same as that reported in the financial statements.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2002 (UNAUDITED)


         Gross unrealized appreciation and depreciation of investments as of January 31, 2002, were $4,227,000 and $1,995,000, respectively.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments may be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended January 31, 2002.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries  out the Fund's  investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly as a percentage of the Fund's average net assets, which on an annual basis was equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million.

30

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2002 (UNAUDITED)


               Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Investment Grade Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2002 (UNAUDITED)


         OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
         RELATIVE TO INDEX1             AS A % OF THE FUND'S AVERAGE NET ASSETS
         -----------------------------------------------------------------------
         +/- 0.20% to 0.50%             +/- 0.04%
         +/- 0.51% to 1.00%             +/- 0.05%
         +/- 1.01% and greater          +/- 0.06%

         1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.65% of the Fund's annual average net assets through November 30, 2002, after the effect of any custodian fee offset arrangements. In subsequent periods, the Manager may recover from the Fund all or a portion of expenses waived or reimbursed, provided that such recovery is made not later than three years from the Fund's inception date of August 2, 1999, and provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in any of the three years to exceed 0.65% of the Fund's average net assets, excluding the effect of any custodian fee offset arrangements.

            B. ADMINISTRATIVE  AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee computed at an annualized rate of 0.15% of the Fund's monthly average net assets.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses.

32

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2002 (UNAUDITED)


            D. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

         In November 2000, the American Institute of Certified Public Accountants issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, effective for fiscal years beginning after December 15, 2000. The revised guide requires the Fund to amortize premiums and discounts on all debt securities and to classify as interest income any paydown gains or losses realized on mortgage-backed securities and asset-backed securities. This change does not affect the Fund's net asset value but does change the classification of certain amounts in the statement of operations. For the six-month period ended January 31, 2002, interest income increased by $2,000 and the change in net unrealized appreciation/depreciation of investments decreased by $2,000. In addition, the Fund recorded an adjustment to increase the cost of securities and increase accumulated undistributed net investment income by $3,000 to reflect the cumulative effect of this change up to the date of adoption of August 1, 2001.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA INTERMEDIATE-TERM BOND FUND
JANUARY 31, 2002 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                 PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                  JANUARY 31,       JULY 31,         JULY 31,
                                 --------------------------------------------
                                         2002           2001             2000*
                                 --------------------------------------------
Net asset value at
   beginning of period               $  10.41       $   9.82          $ 10.00
Net investment income                     .34c           .72              .72
Net realized and
   unrealized gain (loss)                (.29)c          .59             (.18)
Distributions from net
   investment income                     (.34)          (.72)            (.72)
                                 --------------------------------------------
Net asset value at
   end of period                     $  10.12       $  10.41          $  9.82
                                 ============================================
Total return (%) **                      0.41          13.92             5.56
Net assets at
   end of period (000)               $194,367       $136,478          $63,872
Ratio of expenses to
   average net assets (%)                 .65a,b         .65b             .65
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)                     .75a,b         .76b            1.03
Ratio of net investment
   income to average
   net assets (%)                        6.43a,c        7.08             7.37
Portfolio turnover (%)                  20.12          24.42             8.60


  * Fund commenced operations on August 2, 1999.
 ** Assumes reinvestment of all dividend income distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses prior to any custodian fee offset arrangement.
(c) The adoption of the change in amortization method discussed in Note 8, New Accounting Pronouncement, has not created a change in these amounts.

34

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

                   DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               David G. Peebles
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

         INVESTMENT ADVISER,   USAA Investment Management Company
                UNDERWRITER,   9800 Fredericksburg Road
             AND DISTRIBUTOR   San Antonio, Texas 78288

              TRANSFER AGENT   USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

                   CUSTODIAN   State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

        INDEPENDENT AUDITORS   KPMG LLP
                               112 East Pecan, Suite 2400
                               San Antonio, Texas 78205

                   TELEPHONE   Call toll free - Central Time
            ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 11:30 a.m. to 8 p.m.

              FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
           INFORMATION ABOUT   For account servicing, exchanges,
                MUTUAL FUNDS   or redemptions
                               1-800-531-8448, in San Antonio 456-7202

             RECORDED MUTUAL   24-hour service (from any phone)
           FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

                 MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE(R)   For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, in San Antonio 498-8777

             INTERNET ACCESS   USAA.COM

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

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